Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 27, 2024
Entity Registrant Name	dei_EntityRegistrantName	Virtus ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001648403
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2024
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Virtus Seix AAA Private Credit CLO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Seix AAA Private Credit CLO ETF (the “Fund”) seeks current income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private credit collateralized loan obligations (“Private Credit CLOs”) that, at the time of acquisition, are either rated AAA by at least one nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, to be of comparable quality. After purchase, a Private Credit CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the Private Credit CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual markets, such as a downgrade in the rating of one or more securities.

A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans (including those issued or offered as “covenant lite” loans, which have no financial maintenance covenants) and subordinated corporate loans and privately placed loans. Private credit is funding that is lent to private companies through a loan that is not sourced from public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds). A Private Credit CLO is a CLO backed by underlying loans that are primarily private credit where at least 80% of the total loan amounts within the CLO are issued to private companies. The underlying loan may be of any size, including loans to middle market companies, which the sub-adviser defines as companies with annual earnings before interest, taxes, depreciation and amortization, or EBITDA, of $10 million to $1 billion at the time of investment.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in senior loans, CLOs holding broadly syndicated loans, variable-and floating-rate debt obligations, exchange traded funds, high yield bonds (i.e., junk bonds), investment grade bonds, and cash. The Fund will not invest more than 10% of its net assets (plus the amount of any borrowings for investment purposes) in any single CLO. The Fund may purchase CLOs both in the primary and secondary markets.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the financial sector.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus Seix AAA Private Credit CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Seix AAA Private Credit CLO ETF | CLO Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans, which are rated below investment grade (i.e., junk bonds), combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. Generally, the underlying loans in private credit CLOs have ratings from at least one rating agency. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

Virtus Seix AAA Private Credit CLO ETF | Risks of Investing in Private Credit CLOs [Member]
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Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Private Credit CLOs. There are certain risks inherent in investing in CLOs that provide exposure to private credit, in particular the risks of their underlying investments, which include liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Private credit securities also carry risks associated with unclear ownership.

Virtus Seix AAA Private Credit CLO ETF | Debt Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Variable-and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks.

Virtus Seix AAA Private Credit CLO ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.

Virtus Seix AAA Private Credit CLO ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	CLO Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds.

Virtus Seix AAA Private Credit CLO ETF | Floating Rate Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates, such as the Secured Overnight Financing Rate (“SOFR”), may not accurately track market interest rates.

Virtus Seix AAA Private Credit CLO ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

Virtus Seix AAA Private Credit CLO ETF | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause a decline in the Fund’s income.

Virtus Seix AAA Private Credit CLO ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.

Virtus Seix AAA Private Credit CLO ETF | Extension Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Virtus Seix AAA Private Credit CLO ETF | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates.

Virtus Seix AAA Private Credit CLO ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or security. The tiered structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.

Virtus Seix AAA Private Credit CLO ETF | Privately Issued Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Privately Issued Securities Risk. CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Virtus Seix AAA Private Credit CLO ETF | Covenant Lite Loans Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

Virtus Seix AAA Private Credit CLO ETF | Collateralized Loan Obligations Leveraging Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligations Leveraging Risk. CLOs are typically leveraged, and such leverage will magnify the loss on CLO investments, which may in turn magnify the loss experienced by the Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged. The Fund will invest primarily in investment grade rated tranches of CLOs, which generally are less affected by the effects of leverage than more junior tranches.

Virtus Seix AAA Private Credit CLO ETF | CLO Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests. This risk may be more pronounced given the Fund’s investments in private credit CLOs.

Virtus Seix AAA Private Credit CLO ETF | Senior Loan Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Senior Loan Risk. The risks of investing in senior loans are similar to the risks of investing in junk bonds, although the senior loans in which the Fund invests are typically senior and secured, whereas junk bonds often are subordinated and unsecured. In addition, investments in senior loans may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Senior loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Seix AAA Private Credit CLO ETF | High Yield Bond Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

High Yield Bond Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities (commonly referred to as ‘junk bonds”) than investment grade securities.

Limited Number of Holdings Risk. Because the Fund holds a more limited number of securities, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Virtus Seix AAA Private Credit CLO ETF | Middle Market Loan Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Middle Market Loan Risk. Investment in middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund is required to rely on the ability of the Sub-Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Sub-Adviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments.

Virtus Seix AAA Private Credit CLO ETF | Broadly Syndicated Loans Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Broadly Syndicated Loans Risk. The Fund may invest directly or indirectly in broadly syndicated loans. Broadly syndicated loans (“BSLs”) are typically originated and structured by banks on behalf of large corporate borrowers. The proceeds of BSLs are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures. BSLs are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: CLOs; senior secured loan and high yield bond mutual funds; closed-end funds, hedge funds, banks, and insurance companies; and finance companies. A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the broadly syndicated loan. Investments in BSLs may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation. Fluctuations in the market price of securities may affect the value of the BSL’s investments and may increase the risks inherent in such investments. The ability to sell the investments in the market may depend on demand, which may be impracticable or impossible in certain market environments. Despite diversification, high concentration may arise in certain markets. Problems may be encountered in the valuation or sale of certain investments, and in some cases, investments may have to be sold below their value. Some investments may involve assets which are exposed to high market, credit and liquidity risks (including the risk of insolvency or bankruptcy of the borrower). Investments may be leveraged at the level of the investment (e.g., by margin borrowing or otherwise). If the capital gains on the investments acquired with leverage are greater than the interest on the loans, the investment’s assets will increase faster than if no leverage had been used. In the event of price falls, this leverage is outweighed by a more rapid decline in the investment’s assets.

Virtus Seix AAA Private Credit CLO ETF | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The historically low interest rate environment in recent years heightens the risks associated with rising interest rates.

Virtus Seix AAA Private Credit CLO ETF | Extended Settlement Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Extended Settlement Risk. Newly issued CLOs purchased in the primary market typically experience delayed or extended settlement periods. In the period following such a purchase and prior to settlement these CLOs may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

Virtus Seix AAA Private Credit CLO ETF | Investment Focus Risk [Member]
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Investment Focus Risk. Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underling these CLOs. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.

Virtus Seix AAA Private Credit CLO ETF | Inflation Risk [Member]
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Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Virtus Seix AAA Private Credit CLO ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities, because of the nature of the Fund’s investments. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in the Fund’s shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant (as defined herein).

Virtus Seix AAA Private Credit CLO ETF | Asset Class Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Virtus Seix AAA Private Credit CLO ETF | Small Fund History [Member]
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Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Seix AAA Private Credit CLO ETF | Issuer Risk [Member]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Virtus Seix AAA Private Credit CLO ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund or an Underlying Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Virtus Seix AAA Private Credit CLO ETF | Non-Diversified Fund Risk [Member]
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Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Virtus Seix AAA Private Credit CLO ETF | Sector Focus Risk [Member]
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Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Seix AAA Private Credit CLO ETF | Market Risk [Member]
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Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Seix AAA Private Credit CLO ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Seix AAA Private Credit CLO ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Seix AAA Private Credit CLO ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Seix AAA Private Credit CLO ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Seix AAA Private Credit CLO ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
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●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Seix AAA Private Credit CLO ETF | No Assurance of Active Trading Market Risk [Member]
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●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Seix AAA Private Credit CLO ETF | Fund Shares Liquidity Risk [Member]
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●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Seix AAA Private Credit CLO ETF | Virtus Seix AAA Private Credit CLO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PCLO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 96

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.